LORD ABBETT [LOGO]

2001
ANNUAL
REPORT

LORD ABBETT
CORE FIXED INCOME FUND
TOTAL RETURN FUND


FOR THE YEAR ENDED NOVEMBER 30, 2001

LORD ABBETT INVESTMENT TRUST ANNUAL REPORT
CORE FIXED INCOME FUND AND TOTAL RETURN FUND
FOR THE YEAR ENDED NOVEMBER 30, 2001

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of the Funds' strategies and performance for the fiscal year ended November 30, 2001. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in a more efficient manner, we anticipate this will benefit both our current and future shareholders.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/Robert S. Dow
ROBERT S. DOW
CHAIRMAN

MARKET OVERVIEW
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2001

     One month into the fiscal year, the Federal Reserve Board (the Fed) shifted course, moving from a policy of raising interest rates to slow an overheated economy to the reverse: lowering rates to stimulate a rapidly slowing economy. It was just the beginning.

     Over the next 11 months, the Fed cut interest rates 10 times, bringing its benchmark federal funds rate target down to 2% from 6.5% in November 2000--its lowest level in 40 years. Uncertainty about the U.S. economic outlook and varying expectations about the size and timing of each interest-rate cut kept Treasury markets volatile for much of the period.

     Non-Treasury securities responded positively to the Fed's aggressive easing. The corporate bond market rallied, reflecting investors' expectations that the capital markets would be more accommodating to corporate borrowers. Meanwhile, lower interest rates increased the pre-payment risk of high-coupon mortgage-backed securities, as homeowners had more incentive to refinance expensive mortgages.

     By mid-year the aggressive rate cuts, combined with the Fed's monetary easing, raised the specter of inflation for bond investors. Yields on the 30-year Treasury bond rose to a 12-month high, indicating that investors expected a hefty premium for making an investment whose returns could be eroded by inflation. U.S. Treasury Note Index (TIPs) enjoyed strong demand. Inflation fears were assuaged later on by continued evidence of economic fragility.

     Overall, investors showed a decided preference for shorter-term securities. This trend was reinforced following the tragic events of September 11, as investors demonstrated an increased aversion to risk, seeking shelter in high-quality, short-term, low-risk investments such as money market funds and certificates of deposit. Demand for short-term securities pushed the yield on the two-year Treasury below 3%, to levels not seen since 1974.

By fiscal year-end, short-term rates were so low that investors were beginning to show signs of impatience with the low returns earned on their money market funds. An increasing number of investors moved assets into higher-yielding corporate bonds and other riskier securities. The corporate bond market--both issuance and demand--surged.

FUNDS' PERFORMANCE

Q. HOW DID THE FUNDS PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2001?

A. For the year ended November 30, 2001, Core Fixed Income Fund Class A shares returned 12.6%(1) and Total Return Fund Class A shares returned 12.8%(1). Both Funds outperformed their benchmark, the Lehman Brothers Aggregate Bond Index,(2) which returned 11.2% in the same period. See SEC Standardized Average Annual Total Returns on pages 4 and 5.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Strength came largely from the Funds' non-Treasury securities, such as low-coupon mortgage-backed securities and corporate bonds. The corporate bond market, including high-yields, rallied sharply in the first half of the fiscal year. Also contributing to performance were the portfolios' holdings of TIPs which we bought early in the fiscal year as the Fed's aggressive monetary easing raised the risk of future inflation. In September, we significantly reduced the portfolios' exposure to corporate bonds, including high-yield bonds in Total Return Fund, and positioned the Funds more defensively with an increase in Treasury securities and agency securities.

Q. WHAT IS THE OUTLOOK FOR THE COMING MONTHS?

A. Although economic uncertainties remain, we anticipate a modest economic recovery in 2002. We believe the Fed is nearing the end of its interest-rate easing cycle; nonetheless we expect interest rates to stay low, given the broadly accommodative monetary and fiscal policies of the government.

Q. HOW ARE THE FUNDS BEING POSITIONED BASED ON THAT OUTLOOK?

A. Given this outlook, we expect to reduce slightly the portfolios' holdings in Treasuries and agency securities and to increase the portfolios' exposure to mortgage-backed securities, which should benefit from a more stable interest-rate environment. As appropriate, selective opportunities in the corporate bond market will also be pursued.

(1) Reflects the percent change in net asset value for Class A shares for the year ended November 30, 2001 and includes the reinvestment of all distributions. The Funds issue additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current prospectus.

(2) The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar-denominated. The index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. An investor cannot invest directly in an index.

PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

A NOTE ABOUT RISK: Investors should realize that Total Return Fund has the ability to invest up to 20% of its total assets in high-yield securities. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. In addition, Total Return Fund has the ability to invest up to 20% of its assets in foreign securities. Foreign securities markets may not be subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the Prospectus. There can be no assurance that the Fund will meet its investment objective.

CORE FIXED INCOME FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Lehman Brothers Aggregate Bond Index, assuming reinvestment of all dividends and distributions.

[CHART]
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                     THE FUND (CLASS Y SHARES)      LEHMAN BROTHERS AGGREGATE
                        AT NET ASSET VALUE(1)              BOND INDEX(2)
                     ------------------------       -------------------------
March 98                      $10,000                         $10,000
Nov. 98                       $10,702                         $10,670
Nov. 99                       $10,818                         $10,666
Nov. 00                       $11,906                         $11,632
Nov. 01                       $13,412                         $12,930

                             FISCAL YEAR-END 11/30

               AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
                SALES CHARGE FOR THE PERIOD ENDING NOVEMBER 30, 2001

                  1 YEAR      LIFE OF FUND
                  ------      ------------
Class A(3)         7.33%          8.64%
Class B(4)         7.61%          9.81%
Class C(5)        11.43%         12.81%
Class P(6)        12.84%         13.15%
Class Y(1)        12.65%          8.24%

(1) This shows total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ending November 30, 2001. The Class Y shares were first offered on March 16, 1998. Performance is at net asset value.

(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance. Performance is calculated as of March 31, 1998.

(3) This shows total return which is the percent change in value, after the deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for all periods shown ending November 30, 2001 using the SEC required uniform method to compute such returns. The Class A shares were first offered on August 31, 2000.

(4) The Class B shares were first offered on August 31, 2000. Performance reflects the deduction of a CDSC of 5% for 1 year and 4% for the life of the class.

(5) The Class C shares were first offered on August 31, 2000. Performance reflects the deduction of CDSC of 1% for 1 year and 0% for the life of the class.

(6) The Class P shares were first offered on August 31, 2000. Performance is at net asset value.

TOTAL RETURN FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Lehman Brothers Aggregate Bond Index, assuming reinvestment of all dividends and distributions.

[CHART]
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  THE FUND (CLASS Y SHARES)   LEHMAN BROTHERS AGGREGATE
                    AT NET ASSET VALUE(1)           BOND INDEX(2)
                  -------------------------   -------------------------
December  98              $10,040
    Mar.  99              $10,050                       $9,950
    June  99               $9,970                       $9,862
   Sept.  99              $10,069                       $9,930
    Dec.  99              $10,109                       $9,918
    Mar.  00              $10,323                      $10,137
    June  00              $10,548                      $10,313
   Sept.  00              $10,912                      $10,624
    Dec.  00              $11,425                      $11,071
    Mar.  01              $11,826                      $11,407
    June  01              $11,880                      $11,471
   Sept.  01              $12,448                      $12,000
    Nov.  01              $12,587                      $12,082

                             FISCAL YEAR-END 11/30

               AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
                SALES CHARGE FOR THE PERIOD ENDING NOVEMBER 30, 2001

                         1 YEAR   LIFE OF FUND
                         ------   ------------
Class A(3)                7.43%       8.53%
Class B(4)                7.82%       9.80%
Class C(5)               11.67%      12.80%
Class P(6)               12.93%      12.91%
Class Y(1)               12.82%       8.08%

(1) This shows total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ending November 30, 2001. The Class Y shares were first offered on December 14, 1998. Performance is at net asset value.

(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance. Performance is calculated as of December 31, 1998.

(3) This shows total return which is the percent change in value, after the deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for all periods shown ending November 30, 2001 using the SEC required uniform method to compute such returns. The Class A shares were first offered on August 31, 2000.

(4) The Class B shares were first offered on August 31, 2000. Performance reflects the deduction of a CDSC of 5% for 1 year and 4% for the life of the class.

(5) The Class C shares were first offered on August 31, 2000. Performance reflects the deduction of CDSC of 1% for 1 year and 0% for the life of the class.

(6) The Class P shares were first offered on August 31, 2000. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
CORE FIXED INCOME FUND NOVEMBER 30, 2001

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 108.11%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 7.37%
Federal Home Loan Mortgage Corp. 1603 G                           2.625%(b)    4/15/2021    $     82   $     82,177
Federal Home Loan Mortgage Corp. 1356 M                           5.50%        6/15/2003          28         28,341
Federal Home Loan Mortgage Corp. 1628 G                           5.85%        8/15/2019         232        235,053
Federal Home Loan Mortgage Corp. 1598 G                           6.00%        2/15/2007          40         40,831
Federal Home Loan Mortgage Corp. 1615 I IO                        6.00%       12/15/2007         569         17,242
Federal Home Loan Mortgage Corp. 1625 GA IO                       6.00%        1/15/2008         186          4,414
Federal Home Loan Mortgage Corp. 1625 K                           6.00%        4/15/2008          13         13,126
Federal Home Loan Mortgage Corp. 1531 K                           6.00%        4/15/2008          78         79,316
Federal Home Loan Mortgage Corp. 1679 LA                          6.00%        2/15/2009           5          4,670
Federal Home Loan Mortgage Corp. 1993-202 G                       6.00%        6/25/2019         120        120,915
Federal Home Loan Mortgage Corp. 1592 G                           6.00%        7/15/2019          22         22,008
Federal Home Loan Mortgage Corp. 1666 E                           6.00%       12/15/2019          55         55,538
Federal Home Loan Mortgage Corp. G93-32 PG                        6.25%       11/25/2019          19         19,269
Federal Home Loan Mortgage Corp. 189345                           6.75%         7/1/2004           5          4,561
Federal National Mortgage Assoc. G94-1 F                          2.575%(b)    1/25/2024          24         23,705
Federal National Mortgage Assoc. 1993-55G                         5.00%        9/25/2006          13         12,853
Federal National Mortgage Assoc. 1993-223 VC                      5.80%        1/25/2003          47         47,873
Federal National Mortgage Assoc. 1993-211 PG                      6.00%        3/25/2007          54         54,868
Federal National Mortgage Assoc. 1993-191 B                       6.00%        8/25/2008          18         18,596
Federal National Mortgage Assoc. 1993-167 G                       6.00%        8/25/2019           8          8,178
Federal National Mortgage Assoc. G93-29 G                         6.20%        6/25/2002           6          6,072
Federal National Mortgage Assoc. 1993-129 E                       6.25%        2/25/2007          44         43,854
Federal National Mortgage Assoc. 1993-18 PH                       6.50%        4/25/2006           2          1,838
Federal National Mortgage Assoc. 1993-135 PE                      6.50%        2/25/2007          14         14,180
Federal National Mortgage Assoc. 1998-17 TB                       6.50%       12/18/2017          24         24,080
Federal National Mortgage Assoc. 1993-60 B                        6.50%        7/25/2020          18         18,115
Federal National Mortgage Assoc. 1991-176 PK                      7.00%        2/25/2021          23         22,973
Federal National Mortgage Assoc. 1997-11H                         7.00%        8/18/2025          10         10,145
                                                                                                        -----------
TOTAL                                                                                                     1,034,791
                                                                                                        -----------

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.25%
Federal National Mortgage Assoc.                                  6.09%        12/1/2008         290        302,119
Federal National Mortgage Assoc.                                  6.25%        12/1/2003          15         14,863
Federal National Mortgage Assoc.                                  6.75%        10/1/2003          10          9,736
Federal National Mortgage Assoc.                                  6.76%         9/1/2007          86         92,286

                     See Notes to Financial Statements.
                                      6

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                  6.812%       10/1/2007     $   223   $    240,164
Federal National Mortgage Assoc.                                  6.87%         4/1/2006          94        101,415
Federal National Mortgage Assoc.                                  7.085%        8/1/2003          19         19,795
Federal National Mortgage Assoc.                                  7.235%       10/1/2003         170        179,049
Federal National Mortgage Assoc.                                  7.285%        7/1/2003         190        198,125
                                                                                                        -----------
TOTAL                                                                                                     1,157,552
                                                                                                        -----------

ASSET-BACKED SECURITIES 14.59%
Americredit Auto Receivables Trust 1999-B A3                      5.78%        5/12/2003          17         16,555
Arcadia Auto Receivables Trust 1997-D A3                          6.20%        5/15/2003          33         33,321
AT&T Universal Card Master Trust 1997-1A                          2.19%(b)     4/19/2004         200        200,050
BMW Vehicle Owner Trust 1999-A A4                                 6.54%        4/25/2004          35         36,028
Chemical Master Credit Card Trust 1995-3 A                        6.23%        4/15/2005          41         41,999
Chevy Chase Auto Receivables Trust 1997-3 A                       6.20%        3/20/2004          32         31,832
Chevy Chase Auto Receivables Trust 1997-4 A                       6.25%        6/15/2004          24         24,091
Contimortgage Home Equity Loan 1998-1 A5                          6.43%        4/15/2016          25         25,203
CPS Auto Trust 1998-1 A                                           6.00%        8/15/2003          31         30,923
Daimler-Benz Vehicle Trust 1998-A A4                              5.22%       12/22/2003          55         56,129
Discover Card Master Trust 1998-3 A                               2.205%(b)    9/16/2005          20         19,850
EQCC Home Equity Loan Trust 1996-4 A6                             6.88%        7/15/2014          10          9,705
First Chicago Master Trust II 1995-0 A                            2.31%(b)     2/15/2004          90         90,123
First Chicago Master Trust II 1995-M A                            2.32%(b)    12/15/2003          46         45,891
Ford Credit Auto Owner Trust 1999-D A4                            6.40%       10/15/2002          11         11,066
Ford Credit Auto Owner Trust 2000-A A4                            7.09%       11/17/2003          42         43,451
Green Tree Financial 1996-2 A3                                    6.90%        4/15/2027          23         23,095
Green Tree Financial 1999-5 A2                                    6.77%         4/1/2031          23         23,769
Harley-Davidson Eaglemark Motorcycle Trust 1998-1 A2              5.94%        2/15/2004          78         78,878
Honda Auto Lease Trust 1999-A A5                                  6.65%        7/15/2005          40         40,737
MBNA Master Credit Card Trust 1997-E A                            2.51%(b)     9/15/2004          50         50,031
Newcourt Equipment Trust 1998-1 A3                                5.24%       12/20/2002          --(a)         351
Nissan Auto Receivables Grantor Trust 1998-A A                    5.45%        4/15/2004          97         97,212
Premier Auto Trust 1998-1 A4                                      5.70%        10/6/2002          10         10,486
Premier Auto Trust 1998-2 A4                                      5.82%        12/6/2002         175        175,894
Premier Auto Trust 1999-1 A3                                      5.69%        11/8/2002           2          1,793
Premier Auto Trust 1999-1 A4                                      5.82%        10/8/2003          50         50,789
Premier Auto Trust 1999-2 A3                                      5.49%        2/10/2003          52         51,749
Premier Auto Trust 1999-2 A4                                      5.59%         2/9/2004          50         51,109
Residential Asset Securities Corp. 1997-KS3 AI6                   6.90%        8/25/2027         130        134,970

                     See Notes to Financial Statements.
                                      7

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
Sears Credit Account Master Trust 1996-4 A                        6.45%       10/16/2006     $   229   $    233,869
Southern Pacific Secured Asset 1998-2 A5                          6.30%       10/25/2023          53         53,360
UCFC Home Equity Loan 1998-A A3                                   6.255%       1/15/2018          11         10,873
UCFC Home Equity Loan 1997-C A5                                   6.88%        9/15/2022          36         36,885
Union Acceptance Corp. 1999-A A3                                  5.57%         9/8/2003          21         21,197
Vanderbilt Mortgage Finance 1997-B 1A4                            7.19%         2/7/2014         147        154,205
Western Financial Owner Trust 1999-B A3                           6.32%       10/20/2003          30         30,521
                                                                                                        -----------
TOTAL                                                                                                     2,047,990
                                                                                                        -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION PASS-THROUGH SECURITIES 13.80%
Federal Home Loan Mortgage Corp.                                  6.00%        12/1/2001          37         37,105
Federal Home Loan Mortgage Corp.                                  6.50%         4/1/2003          14         14,143
Federal Home Loan Mortgage Corp.                                  6.50%    1/1-11/1/2031       1,190      1,200,856
Federal Home Loan Mortgage Corp.                                  7.00%        12/1/2031         665        684,744
                                                                                                        -----------
TOTAL                                                                                                     1,936,848
                                                                                                        -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 17.48%
Federal National Mortgage Assoc.                                  5.00%         8/1/2003          89         89,541
Federal National Mortgage Assoc.                                  6.00%     2006 to 2032       1,398      1,390,830
Federal National Mortgage Assoc.                                  6.50%        12/1/2016         140        143,893
Federal National Mortgage Assoc.                                  7.00%     2004 to 2030         799        829,713
                                                                                                        -----------
TOTAL                                                                                                     2,453,977
                                                                                                        -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 1.23%
Government National Mortgage Assoc.                               7.00%       11/15/2030         168        173,321
                                                                                                        -----------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 0.57%
GE Capital Mortgage Services, Inc. 1994-7 A10                     6.00%        2/25/2009           2          2,062
GE Capital Mortgage Services, Inc. 1993-17 A6                     6.50%       12/25/2023           7          6,882
GE Capital Mortgage Services, Inc. 1995-10 B1                     7.00%       10/25/2010          60         60,864
Residential Funding Mortgage Securities I 1994-S8 A2              6.00%        3/25/2009          10          9,717
                                                                                                        -----------
TOTAL                                                                                                        79,525
                                                                                                        -----------

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.59%
Commercial Mortgage Asset Trust 1999-C2 A2                        7.546%       1/17/2010         130        142,550
Credit Suisse First Boston 1998-C2 A1                             5.96%       12/15/2007         180        186,222
Credit Suisse First Boston 1997-C2A2                              6.52%        7/17/2007         245        257,955

                     See Notes to Financial Statements.
                                      8

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp. 1998-CG1 A1B                        6.41%        6/10/2031   $     105   $    109,588
First Union-Lehman Brothers BOA 1998-C2 A1                        6.28%       11/18/2035         150        155,915
Nationslink Funding Corp.                                         6.316%      11/20/2008         205        212,980
                                                                                                        -----------
TOTAL                                                                                                     1,065,210
                                                                                                        -----------

NON-CONVERTIBLE BONDS 24.19%
Abitibi-Consolidated Inc.                                         8.55%         8/1/2010         105        111,102
AT&T Corp.*                                                       7.30%       11/15/2011          70         70,398
Burlington Northern Santa Fe Corp.                                7.125%      12/15/2010         135        142,922
Calpine Corp.                                                     7.875%        4/1/2008         125        121,680
Clear Channel Communications, Inc.                                7.65%        9/15/2010          80         83,309
Conagra Foods, Inc.                                               6.75%        9/15/2011          80         83,279
Cox Communicaions, Inc                                            7.75%        11/1/2010         120        130,163
CSC Holdings, Inc.                                                8.125%       8/15/2009         145        151,020
DTE Energy Co.                                                    7.05%         6/1/2011          90         94,850
Dun & Bradstreet Corp.                                            6.625%       3/15/2006          69         71,005
Enterprise Products Operation                                     7.50%         2/1/2011         115        118,721
Exelon Corp.                                                      6.75%         5/1/2011          50         51,214
Ford Motor Credit                                                 6.50%        1/25/2007         170        171,673
Healthsouth Corp.                                                 8.50%         2/1/2008         110        116,875
Household Finance Corp.                                           6.375%      10/15/2011          80         80,615
Int'l. Flavors & Fragrances, Inc.                                 6.45%        5/15/2006         150        153,278
Ipalco Enterprises, Inc.*                                         7.625%      11/14/2011          90         87,969
Kansas City Power & Light Co.                                     7.125%      12/15/2005          80         83,962
Kellogg Co.                                                       6.60%         4/1/2011          90         94,081
Kinder Morgan Energy Partners, LP                                 6.75%        3/15/2011          85         87,115
Lenfest Communications, Inc.                                      8.25%        2/15/2008         140        150,424
Mirant Americas                                                   7.625%        5/1/2006          50         49,979
Niagara Mohawk Holdings, Inc.                                     5.375%       10/1/2004          40         40,164
PPL Energy Supply LLC*                                            6.40%        11/1/2011          90         85,977
Quest Diagnostics, Inc.                                           7.50%        7/12/2011         135        140,977
Qwest Capital Funding                                             7.25%        2/15/2011         160        159,906
Shaw Communications, Inc.                                         7.25%         4/6/2011         100        101,898
Sierra Pacific Power Co.*                                         8.00%         6/1/2008          80         86,424
Tenet Healthcare Corp                                             6.375%       12/1/2011          85         83,231
Tyco Int'l Group                                                  5.80%         8/1/2006         100        101,894
Waste Management, Inc.                                            7.10%         8/1/2026         121        125,918
Waste Management, Inc.                                            7.375%        8/1/2010          75         78,147

                     See Notes to Financial Statements.
                                      9

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.                                                    8.25%        5/15/2010     $    80   $     85,587
                                                                                                        -----------
TOTAL                                                                                                     3,395,757
                                                                                                        -----------

NON-CONVERTIBLE FOREIGN BONDS 1.10%
TELUS Corp. (Canada)                                              8.00%         6/1/2011          80         85,324
United Mexican States (Mexico)                                    9.875%        2/1/2010          62         68,665
                                                                                                        -----------
TOTAL                                                                                                       153,989
                                                                                                        -----------

U.S. GOVERNMENT AGENCY DEBENTURES 4.89%
Federal National Mortgage Assoc.                                  6.625%    2009 to 2030         639        686,946
                                                                                                        -----------
TOTAL

U.S. TREASURY OBLIGATIONS 7.05%
U.S. Treasury Bond                                                5.25%        2/15/2029         406        391,790
U.S. Treasury Note                                                5.625%       5/15/2008         220        234,300
U.S. Treasury Note Inflation Index                                3.875%       1/15/2009          73         81,995
U.S. Treasury Strip                                          zero coupon       8/15/2020         831        281,908
                                                                                                        -----------
TOTAL                                                                                                       989,993
                                                                                                        -----------
TOTAL LONG-TERM INVESTMENTS (Cost $14,978,318)                                                           15,175,899
                                                                                                        ===========
SHORT-TERM INVESTMENTS 4.10%
UBS PaineWebber (Cost $576,000)                                   2.15%        12/3/2001         576        575,931
                                                                                                        ===========
TOTAL INVESTMENTS 112.21% (Cost $15,554,318)                                                            $15,751,830
                                                                                                        ===========

                     See Notes to Financial Statements.
                                      10

SCHEDULE OF INVESTMENTS
TOTAL RETURN FUND NOVEMBER 30, 2001

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 105.84%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 7.01%
Federal Home Loan Mortgage Corp. 1710 D                           2.575%(b)    6/15/2020     $   180   $    180,881
Federal Home Loan Mortgage Corp. 1550 FB                          2.625%(b)    7/15/2008         149        149,689
Federal Home Loan Mortgage Corp. 1718 F                           2.625%(b)    2/15/2021          26         25,968
Federal Home Loan Mortgage Corp. 1611 G                           2.625%(b)    5/15/2021         437        437,654
Federal Home Loan Mortgage Corp. 1856 F                           2.625%(b)    3/15/2024         116        116,074
Federal Home Loan Mortgage Corp. 2200 FB                          2.703%(b)   11/20/2023         157        157,530
Federal Home Loan Mortgage Corp. 1559 VP                          5.50%        2/15/2020         287        289,455
Federal Home Loan Mortgage Corp. 1587 GA                          5.60%        1/15/2008         123        123,789
Federal Home Loan Mortgage Corp. 1606 G                           5.75%        1/15/2008           2          2,381
Federal Home Loan Mortgage Corp. 1611 F                           5.75%        5/15/2021          55         55,618
Federal Home Loan Mortgage Corp. 1679 C                           6.00%       10/15/2007          15         15,355
Federal Home Loan Mortgage Corp. 1693 L                           6.00%        2/15/2008           3          3,508
Federal Home Loan Mortgage Corp. 1625 K                           6.00%        4/15/2008         258        262,526
Federal Home Loan Mortgage Corp. 1614 H                           6.00%        6/15/2020           2          1,506
Federal Home Loan Mortgage Corp. 1452 PH                          6.50%        6/15/2006           4          4,335
Federal Home Loan Mortgage Corp. 1513 K                           6.50%        8/15/2006         190        190,926
Federal Home Loan Mortgage Corp. 1474 GC                          7.00%        4/15/2002           4          4,447
Federal Home Loan Mortgage Corp. 1150 H                           7.00%        9/15/2006           2          2,459
Federal National Mortgage Assoc. 1993-209 F                       2.525%(b)    8/25/2008         198        198,422
Federal National Mortgage Assoc. 1993-221FC                       2.775%(b)    3/25/2008         257        257,289
Federal National Mortgage Assoc. 1993-197 G                       5.65%       10/25/2008          18         18,143
Federal National Mortgage Assoc. 1993-56 BA                       5.75%        9/25/2002           7          7,399
Federal National Mortgage Assoc. 1993-187 GA                      5.75%        9/25/2018         216        216,699
Federal National Mortgage Assoc. 1993-69 K                        6.00%        3/25/2002          49         49,277
Federal National Mortgage Assoc. 1993-50 C                        6.00%        6/25/2002           9          9,126
Federal National Mortgage Assoc. 1994-85 E                        6.00%       11/25/2006           2          1,734
Federal National Mortgage Assoc. 1993-175 PT                      6.00%       11/25/2007          15         14,759
Federal National Mortgage Assoc. 1993-225 WA                      6.00%        1/25/2013          38         38,995
Federal National Mortgage Assoc. 1994-14 D                        6.00%        8/25/2020          35         35,197
Federal National Mortgage Assoc. 1993-59                          6.25%        4/25/2007           6          5,707
Federal National Mortgage Assoc. 1993-138 G                       6.25%        5/25/2019           8          8,525
Federal National Mortgage Assoc. 1993-155G                        6.25%        8/25/2019          14         14,552
Federal National Mortgage Assoc. 1993-78 E                        6.40%        7/25/2006           2          2,399
Federal National Mortgage Assoc. 1993-56 PE                       6.40%        7/25/2018           5          4,798
Federal National Mortgage Assoc. 1993-18 PH                       6.50%        4/25/2006           2          1,838

                     See Notes to Financial Statements.
                                     11

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc. 1993-135 PE                      6.50%        2/25/2007    $      4$         3,687
Federal National Mortgage Assoc. 1993-60 B                        6.50%        7/25/2020           2          1,753
Federal National Mortgage Assoc. 1993-139 KC                      7.00%        5/25/2002           8          7,940
Federal National Mortgage Assoc. 1991-173 PK                      7.00%        1/25/2021          --(a)         427
Federal National Mortgage Assoc. 1992-89 L                        7.00%        8/25/2021          --(a)         316
                                                                                                        -----------
TOTAL                                                                                                     2,923,083
                                                                                                        -----------

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.49%
Federal National Mortgage Assoc.                                  6.045%        4/1/2009         135        140,741
Federal National Mortgage Assoc.                                  6.09%        12/1/2008         184        191,342
Federal National Mortgage Assoc.                                  6.20%         9/1/2008          14         15,134
Federal National Mortgage Assoc.                                  6.31%         6/1/2008          30         31,622
Federal National Mortgage Assoc.                                  6.50%         8/1/2003           5          4,595
Federal National Mortgage Assoc.                                  6.812%       10/1/2007          38         40,879
Federal National Mortgage Assoc.                                  6.87%         4/1/2006          47         50,708
Federal National Mortgage Assoc.                                  6.981%        6/1/2007         617        667,389
Federal National Mortgage Assoc.                                  7.04%         3/1/2007          24         25,861
Federal National Mortgage Assoc.                                  7.043%        7/1/2006          14         14,573
Federal National Mortgage Assoc.                                  7.06%        11/1/2003         128        134,754
Federal National Mortgage Assoc.                                  7.235%       10/1/2003         500        525,142
Federal National Mortgage Assoc.                                  7.245%        9/1/2003          28         28,620
                                                                                                        -----------
TOTAL                                                                                                     1,871,360
                                                                                                        -----------

ASSET-BACKED SECURITIES 11.27%
Aames Mortgage Trust 1998-B A3F                                   6.335%       8/15/2024           4          3,955
Arcadia Auto Receivables Trust 1997-D A3                          6.20%        5/15/2003          51         51,264
Capital Auto Receivables Asset Trust 2000-2 A2                    6.51%        4/15/2003          80         80,100
Chase Credit Card Master Trust 1998-6 A                           2.34%(b)     9/15/2004         180        180,241
Chevy Chase Auto Receivables Trust 1997-4 A                       6.25%        6/15/2004         135        135,940
CIT Receivables Trust 1196-A                                      5.40%       12/15/2011          13         13,034
Citibank Credit Card Master Trust 1993-3 A                        3.22%(b)     3/15/2004          30         30,009
Comed Transitional Funding 1998-1 A3                              5.34%        3/25/2004         108        108,612
Contimortgage Home Equity Loan 1997-4 A5                          6.44%       12/15/2012          22         22,495
Copelco Capital Funding Corp. 1999-B A3                           6.61%       12/18/2002          43         43,385
Daimler Chrysler Auto Trust 2000-A A3                             7.09%        12/6/2003          50         51,199
EQCC Home Equity Loan Trust 1992-2 A2F                            6.223%       6/25/2011          10         10,134
First Bank Corporate Card Master Trust 1997-1 A                   6.40%        2/15/2003         120        121,135
First Chicago Master Trust II 1995-0 A                            2.31%(b)     2/15/2004          40         40,055

                     See Notes to Financial Statements.
                                      12

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
First USA Credit Card Master 1994-6 A                             2.413%(b)   10/15/2003    $     63  $      62,552
Ford Credit Auto Owner Trust 1999-D A5                            6.52%        9/15/2003          20         20,504
Ford Credit Auto Owner Trust 2000-A A4                            7.09%       11/17/2003          63         65,177
Green Tree Financial 1999-3 A4                                    5.95%         2/1/2031         120        123,412
Green Tree Financial 1999-5 A4                                    6.97%         4/1/2031         305        318,308
Harley-Davidson Eaglemark Motorcycle Trust 1998-1                 5.94%        2/15/2004          12         12,240
Honda Auto Lease Trust 1999-A A4                                  6.45%        9/16/2002          72         72,041
Honda Auto Receivables Trust                                      5.35%       10/15/2004         400        404,884
Newcourt Equipment Trust 1998-1 A3                                5.24%       12/20/2002          --(a)          97
Peco Energy Transition Trust 1999-A A2                            5.63%         3/1/2005         133        136,294
Premier Auto Trust 1998-2 A4                                      5.82%        12/6/2002         383        385,066
Premier Auto Trust 1998-3 A4                                      5.96%        10/8/2002         137        138,357
Premier Auto Trust 1998-5 A4                                      5.19%         4/8/2003           3          3,495
Premier Auto Trust 1999-2 A4                                      5.59%         2/9/2004          85         86,885
Premier Auto Trust 1999-3 A3                                      6.27%         4/8/2003         329        330,823
Residential Asset Securities Corp. 1997-KS3 AI6                   6.90%        8/25/2027         390        405,713
Saks Credit Card Master Trust 1999-1 A                            2.30%(b)    12/15/2005         350        350,475
Sears Credit Account Master Trust 1996-1 A AB                     6.20%        2/16/2006         167        167,899
Sears Credit Account Master Trust 1996-4 A                        6.45%       10/16/2006         633        645,479
The Money Store Home Equity Trust 1996-B A7                       7.55%        2/15/2020          --(a)         518
Triad Auto Receivables 1998-4 A                                   5.98%        9/17/2005          50         50,610
UCFC Home Equity Loan 1998-A A3                                   6.255%       1/15/2018           5          5,437
Western Financial Owner Trust                                     5.70%       11/20/2003          18         18,313
                                                                                                        -----------
TOTAL                                                                                                     4,696,137
                                                                                                        -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION PASS-THROUGH SECURITIES 13.23%
Federal Home Loan Mortgage Corp.                                  4.75%         9/1/2002          --(a)         542
Federal Home Loan Mortgage Corp.                                  6.50%         1/1/2031       3,515      3,544,667
Federal Home Loan Mortgage Corp.                                  7.00%        12/1/2031       1,910      1,966,708
Federal Home Loan Mortgage Corp.                                  8.00%        12/1/2001          --(a)         141
                                                                                                        -----------
TOTAL                                                                                                     5,512,058
                                                                                                        -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 17.36%
Federal National Mortgage Assoc.                                  6.00%     2002 to 2032       4,240      4,230,472
Federal National Mortgage Assoc.                                  6.13%         9/1/2008          96        100,749
Federal National Mortgage Assoc.                                  6.40%        12/1/2007         550        581,633

                     See Notes to Financial Statements.
                                      13

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                  6.50%        12/1/2016     $   405  $     416,263
Federal National Mortgage Assoc.                                  6.568%        4/1/2008          50         53,243
Federal National Mortgage Assoc.                                  7.00%    1/1-12/1/2016       1,774      1,844,570
Federal National Mortgage Assoc.                                  8.00%         4/1/2002           4          3,675
Federal National Mortgage Assoc.                                  8.50%         6/1/2003           5          4,985
Federal National Mortgage Assoc.                                  9.00%        11/1/2002          --(a)         409
                                                                                                        -----------
TOTAL                                                                                                     7,235,999
                                                                                                        -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 2.38%
Government National Mortgage Assoc.                               7.00%     2028 to 2031         956        987,773
Government National Mortgage Assoc.                               8.00%        9/15/2004          --(a)         587
Government National Mortgage Assoc.                               8.50%   3/15-12/20/2002          4          4,010
Government National Mortgage Assoc.                              12.00%        8/15/2013          --(a)         377
                                                                                                        -----------
TOTAL                                                                                                       992,747
                                                                                                        -----------

NON-AGENCY COMMERCIAL MORTGAGE OBLIGATIONS 0.13%
Prudential Home Mortgage Securities 1993-35 A10                   6.75%        9/25/2008          52         52,658
Residential Funding Mortgage Securities 1994-S8                   6.00%        3/25/2009           2          2,429
                                                                                                        -----------
TOTAL                                                                                                        55,087
                                                                                                        -----------

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.54%
COMM 1999-1 A2                                                    6.455%       5/15/2032         119        123,813
Commercial Mortgage Asset Trust 1999-C2 A1                        7.285%      12/17/2007          52         56,481
Commercial Mortgage Asset Trust 1999-C2 A2                        7.546%       1/17/2010         240        263,169
Credit Suisse First Boston 1998-C2 A1                             5.96%       12/15/2007         135        139,666
Credit Suisse First Boston 1998-C2 A2                             6.30%       11/15/2008         300        309,513
Credit Suisse First Boston 1997-C2 A2                             6.52%        7/17/2007         595        626,461
DLJ Commercial Mortgage Corp. 1998-CG1 A1A                        6.11%        6/10/2031         435        453,032
DLJ Commercial Mortgage Corp. 1998-CF1 A1A                        6.14%        2/18/2031         243        253,664
DLJ Commercial Mortgage Corp. 1998-CF1 A1B                        6.41%        2/15/2008         160        166,701
First Union-Lehman Brothers BOA 1998 C2 A1                        6.28%       11/18/2035         209        217,461
LB Commercial Conduit Mortgage Trust 1998-C4 A1B                  6.21%       10/15/2008         430        442,649
Nationslink Funding Corp 1999-1 A1                                6.042%      11/20/2007         382        395,695
Prudential Securities 1998-C1 A1B                                 6.506%       7/15/2008         105        109,810
                                                                                                        -----------
TOTAL                                                                                                     3,558,115
                                                                                                        -----------

                     See Notes to Financial Statements.
                                      14

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE BONDS 25.82%
Abitibi-Consolidated Inc.                                         8.55%         8/1/2010     $   285  $     301,564
Allied Waste North America, Inc. Series B                         7.875%        1/1/2009         250        246,250
AT&T Corp.*                                                       7.30%       11/15/2011         200        201,137
Burlington Northern Santa Fe Corp.                                7.125%      12/15/2010         330        349,364
Calpine Corp.                                                     7.875%        4/1/2008         320        311,500
Clear Channel Communications, Inc.                                7.65%        9/15/2010         240        249,926
Conagra Foods, Inc.                                               6.75%        9/15/2011         260        270,657
Cox Communications, Inc.                                          7.75%        11/1/2010         360        390,490
CSC Holdings, Inc.                                                8.125%       8/15/2009         425        442,646
D.R. Horton, Inc.                                                10.00%        4/15/2006         220        228,800
Dole Food Co.                                                     6.375%       10/1/2005         200        194,079
DTE Energy Co.                                                    7.05%         6/1/2011         255        268,742
Dun & Bradstreet Corp.                                            6.625%       3/15/2006         145        149,213
Enterprise Products Operations                                    7.50%         2/1/2011         315        325,193
Exelon Corp.                                                      6.75%         5/1/2011         147        150,569
Ford Motor Credit                                                 6.50%        1/25/2007         500        504,922
HCA-The Healthcare Co.                                            7.875%        2/1/2011         100        106,000
Healthsouth Corp.                                                 8.50%         2/1/2008         315        334,688
Heritage Media Corp.                                              8.75%        2/15/2006         225        231,750
Household Finance Corp.                                           6.375%      10/15/2011         225        226,729
Int'l. Flavors & Fragrances, Inc.                                 6.45%        5/15/2006         430        439,398
Ipalco Enterprises Inc.*                                          7.625%      11/14/2011         250        244,359
Kansas City Power & Light Co.                                     7.125%      12/15/2005          32         33,585
Kellogg Co.                                                       6.60%         4/1/2011         240        250,883
Kinder Morgan Energy Partners, L.P.                               6.75%        3/15/2011         220        225,473
Lenfest Communications, Inc.                                      8.25%        2/15/2008         370        397,550
Mirant Americas                                                   7.625%        5/1/2006         150        149,937
Newport News Shipbuilding                                         9.25%        12/1/2006         215        229,244
Nextel Communications, Inc.                                       9.50%         2/1/2011         100         81,750
Niagara Mohawk Holdings, Inc.                                     5.375%       10/1/2004         125        125,511
Oshkosh Truck Corp.                                               8.75%         3/1/2008         130        133,250
PPL Energy Supply LLC*                                            6.40%        11/1/2011         240        229,272
Quest Diagnostics Inc.                                            7.50%        7/12/2011         360        375,940
Qwest Capital Funding                                             7.25%        2/15/2011         490        489,712
Shaw Communications, Inc.                                         7.25%         4/6/2011         299        304,676
Sierra Pacific Power Co.*                                         8.00%         6/1/2008         225        243,067

                     See Notes to Financial Statements.
                                      15

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                           6.375%       12/1/2011     $   235  $     230,108
Tyco Int'l. Group                                                 5.80%         8/1/2006         315        320,967
Waste Management, Inc                                             7.10%         8/1/2026         295        306,990
Waste Management, Inc                                             7.375%        8/1/2010         230        239,650
WorldCom, Inc.                                                    8.25%        5/15/2010         210        224,667
                                                                                                        -----------
TOTAL                                                                                                    10,760,208
                                                                                                        -----------

NON-CONVERTIBLE FOREIGN BONDS 1.82%
Republic of Brazil (Brazil)                                       8.00%        4/15/2014         123         89,891
Republic of Panama (Panama)                                       9.625%        2/8/2011         165        170,363
Republic of Philippines (Philippines)                             9.875%       3/16/2010         100         98,875
TELUS Corp. (Canada)                                              8.00%         6/1/2011         215        229,307
United Mexican States (Mexico)                                    9.875%        2/1/2010         155        171,663
                                                                                                        -----------
TOTAL                                                                                                       760,099
                                                                                                        -----------

U.S. GOVERNMENT AGENCY DEBENTURES 6.60%
Federal National Mortgage Assoc.                                  6.00%        5/15/2011         240        249,638
Federal National Mortgage Assoc.                                  6.625%    2009 to 2030       2,322      2,501,607
                                                                                                        -----------
TOTAL                                                                                                     2,751,245
                                                                                                        -----------

U.S. TREASURY OBLIGATIONS 7.19%
U.S. Treasury Bond                                           zero coupon       8/15/2020       1,850        627,594
U.S. Treasury Bond                                                5.25%        2/15/2029       1,492      1,439,780
U.S. Treasury Note                                                3.875%       1/15/2009         200        224,642
U.S. Treasury Note                                                5.625%       5/15/2008         660        702,900
                                                                                                        -----------
TOTAL                                                                                                     2,994,916
                                                                                                        -----------
TOTAL LONG-TERM INVESTMENTS (Cost $43,813,532)                                                           44,111,054
                                                                                                        ===========

SHORT-TERM INVESTMENTS 12.17%

COMMERCIAL PAPER 8.83%
Citigroup, Inc.                                                   2.14%        12/3/2001       1,840      1,840,000
UBS PaineWebber                                                   2.15%        12/3/2001       1,840      1,839,780
                                                                                                        -----------
                                                                                                          3,679,780
                                                                                                        ===========

                     See Notes to Financial Statements.
                                      16

                                                                                           PRINCIPAL
                                                               INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                        RATE            DATE        (000)         VALUE
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT 3.34%
Repurchase Agreement dated 11/30/2001 from
J.P. Morgan Chase Co. collateralized by $1,350,000
of Federal National Mortgage Assoc. at 6.40%
due 5/14/2009; value - $1,391,999; proceeds:
$1,392,249  (Cost $1,392,000)                                     2.15%        12/3/2001      $1,392   $  1,392,000
                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $5,071,780)                                                            5,071,780
                                                                                                        ===========
TOTAL INVESTMENTS 118.01% (Cost $48,885,312)                                                            $49,182,834
                                                                                                        ===========

   * Restricted security under Rule 144a.
 (a) Amount represents less than $1,000 principal.
 (b) Variable rate security. The interest rate represents the rate at November 30, 2001.
























                     See Notes to Financial Statements.
                                      17

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2001

                                                                              CORE FIXED              TOTAL
                                                                             INCOME FUND           RETURN FUND+
                                                                             -----------           ------------
ASSETS:
   Investments in securities, at cost                                        $15,554,318           $48,885,312
--------------------------------------------------------------------------------------------------------------
   Investments in securities, at value                                       $15,751,830           $49,182,834
   Cash                                                                          204,725               168,088
   Receivables:
      Interest                                                                   115,280               332,533
      Investment securities sold                                               2,696,285             6,810,928
      Capital shares sold                                                        328,371             1,328,622
      From advisor                                                                59,193                52,983
   Prepaid expenses                                                                   25                22,320
--------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                               19,155,709            57,898,308
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Investment securities purchased                                          5,069,230            16,109,964
      Capital shares reacquired                                                    2,520                30,166
      12b-1 distribution fees                                                      1,025                 5,072
      Trustees' fees                                                                 107                   144
      Distributions                                                                4,835                42,483
   Accrued expenses                                                               39,673                34,100
--------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                           5,117,390            16,221,929
==============================================================================================================
NET ASSETS                                                                   $14,038,319           $41,676,379
==============================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               13,628,340            41,040,656
Distributions in excess of net investment income                                 (63,836)             (105,806)
Accumulated net realized gain on investments and futures contracts               276,303               444,007
Net unrealized appreciation on investments                                       197,512               297,522
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   $14,038,319           $41,676,379
==============================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                               $ 5,138,885           $14,068,325
Class B Shares                                                               $ 1,642,270           $ 9,092,834
Class C Shares                                                               $   846,231           $ 5,526,143
Class P Shares                                                               $     1,807           $     1,299
Class Y Shares                                                               $ 6,409,126           $12,987,778
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                   475,505             1,343,554
Class B Shares                                                                   151,829               867,036
Class C Shares                                                                    78,396               527,260
Class P Shares                                                                   166.878               123.930
Class Y Shares                                                                   593,363             1,240,240
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                    $10.81                $10.47
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 4.75%)                                      $11.35                $10.99
Class B Shares-Net asset value                                                    $10.82                $10.49
Class C Shares-Net asset value                                                    $10.79                $10.48
Class P Shares-Net asset value                                                    $10.83                $10.48
Class Y Shares-Net asset value                                                    $10.80                $10.47
==============================================================================================================

+ Formerly Strategic Core Fixed Income Series.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2001

                                                                               CORE FIXED            TOTAL
                                                                              INCOME FUND         RETURN FUND+
                                                                              -----------         ------------
INVESTMENT INCOME:
Interest*                                                                     $  629,255          $  894,103
Foreign withholding tax                                                             (322)               (865)
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          628,933             893,238
------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                    51,169              81,042
12b-1 distribution plan-Class A                                                      470               3,446
12b-1 distribution plan-Class B                                                    1,144               7,232
12b-1 distribution plan-Class C                                                      750               5,108
12b-1 distribution plan-Class P                                                        3                   3
Reports to shareholders                                                           84,642              24,073
Professional                                                                      20,565              21,558
Registration                                                                       7,434              11,701
Pricing                                                                            5,149               1,518
Shareholder servicing                                                              3,682               6,344
Custody                                                                            1,225               2,684
Trustees' fees                                                                       185                  45
Other                                                                              6,574               7,819
------------------------------------------------------------------------------------------------------------
Gross expenses                                                                   182,992             172,573
   Management fee waived                                                         (51,169)            (81,042)
   Expense reductions                                                             (1,205)             (1,674)
   Expenses assumed by advisor                                                  (128,251)            (74,068)
------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                       2,367              15,789
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            626,566             877,449
------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments and futures contracts                           504,695             520,116
Net change in unrealized appreciation/depreciation on investments                 47,510             273,907
============================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                 552,205             794,023
============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $1,178,771          $1,671,472
============================================================================================================

* Includes interest expense of $366 and $468 for Core Fixed Income Fund and Total Return Fund, respectively.
+  Formerly Strategic Core Fixed Income Series.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended November 30, 2001

                                                                               CORE FIXED                  TOTAL
                                                                              INCOME FUND               RETURN FUND+
                                                                             -------------             --------------
OPERATIONS:
Net investment income                                                        $   626,566               $    877,449
Net realized gain on investments and futures contracts                           504,695                    520,116
Net change in unrealized appreciation/depreciation on
   investments                                                                    47,510                    273,907
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           1,178,771                  1,671,472
===================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A                                                                      (391,845)                  (144,016)
   Class B                                                                       (13,240)                   (82,520)
   Class C                                                                        (7,628)                   (50,160)
   Class P                                                                          (151)                      (136)
   Class Y                                                                      (821,235)                  (863,931)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (1,234,099)                (1,140,763)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              8,172,301                 49,279,439
Reinvestment of distributions                                                  1,218,250                  1,041,344
Cost of shares reacquired                                                     (4,670,644)               (11,570,093)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS           4,719,907                 38,750,690
===================================================================================================================
NET INCREASE IN NET ASSETS                                                     4,664,579                 39,281,399
===================================================================================================================
NET ASSETS:
Beginning of year                                                              9,373,740                  2,394,980
-------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                  $14,038,319               $ 41,676,379
===================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             $   (63,836)              $   (105,806)
===================================================================================================================

+  Formerly Strategic Core Fixed Income Series.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended November 30, 2000

                                                                              CORE FIXED                    TOTAL
                                                                             INCOME FUND                RETURN FUND+
                                                                             ------------               ------------
OPERATIONS:
Net investment income                                                        $   605,447                $    152,676
Net realized loss on investments and futures contracts                           (32,354)                      (874)
Net change in unrealized appreciation/depreciation on
   investments and futures contracts                                             287,420                     62,060
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             860,513                    213,862
===================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income-Class Y                                                (530,891)                  (136,416)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              2,877,276                    159,712
Reinvestment of distributions                                                    530,891                    136,416
Cost of shares reacquired                                                     (3,076,789)                   (81,217)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS             331,378                    214,911
===================================================================================================================
NET INCREASE IN NET ASSETS                                                       661,000                    292,357
===================================================================================================================
NET ASSETS:
Beginning of year                                                              8,712,740                  2,102,623
-------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                  $ 9,373,740                $ 2,394,980
===================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                          $   554,090                $   140,796
===================================================================================================================

+  Formerly Strategic Core Fixed Income Series

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND

                                                               CLASS A SHARES                   CLASS B SHARES
                                                        ------------------------------------------------------------
                                                                        8/31/2000(a)                    8/31/2000(a)
                                                          YEAR ENDED        TO             YEAR ENDED        TO
                                                           11/30/2001    11/30/2000        11/30/2001    11/30/2000
 PER SHARE OPERATING PERFORMANCE
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.91        $10.55            $10.91        $10.55
                                                            ========      ========          ========      ========
 Investment operations

   Net investment income                                         .66(b)        .18(b)            .61(b)        .18(b)

   Net realized and unrealized gain                              .61           .18               .66           .18
                                                            --------      --------          --------      --------
      Total from investment operations                          1.27           .36              1.27           .36
                                                            --------      --------          --------      --------
 Distributions to shareholders from net
   investment income                                           (1.37)        --                (1.36)        --
                                                            --------      --------          --------      --------
 NET ASSET VALUE, END OF PERIOD                               $10.81        $10.91            $10.82        $10.91
                                                            ========      ========          ========      ========
 Total Return(c)                                               12.64%         3.41%(d)         12.57%         3.41%(d)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense
   reductions                                                    .01%          .00%(d)           .45%          .00%(d)

   Expenses, excluding waiver and expense
   reductions                                                   1.77%          .16%(d)          2.21%          .16%(d)

   Net investment income                                        6.21%         1.67%(d)          5.77%         1.67%(d)

                                                                          8/31/2000(a)                    8/31/2000(a)
                                                            YEAR ENDED        TO            YEAR ENDED        TO
 SUPPLEMENTAL DATA FOR ALL CLASSES:                         11/30/2001    11/30/2000        11/30/2001    11/30/2000
----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                            $5,139        $2,814            $1,642            $1

   Portfolio turnover rate                                    641.36%       595.00%           641.36%       595.00%
----------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
                                      22

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND

                                                                  CLASS C SHARES                 CLASS P SHARES
                                                          -----------------------------------------------------------
                                                                        8/31/2000(a)                     8/31/2000(a)
                                                          YEAR ENDED        TO             YEAR ENDED         TO
                                                           11/30/2001    11/30/2000        11/30/2001     11/30/2000
 PER SHARE OPERATING PERFORMANCE
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.91        $10.55            $10.91        $10.55
                                                            ========       =======          ========       =======
 Investment operations

   Net investment income                                         .61(b)        .18(b)            .64(b)        .18(b)

   Net realized and unrealized gain                              .64           .18               .65           .18
                                                            --------       -------          --------       -------
      Total from investment operations                          1.25           .36              1.29           .36
                                                            --------       -------          --------       -------
 Distributions to shareholders from net
   investment income                                           (1.37)        --                (1.37)        --
                                                            --------       -------          --------       -------
 NET ASSET VALUE, END OF PERIOD                               $10.79        $10.91            $10.83        $10.91
                                                            ========       =======          ========       =======
 Total Return(c)                                               12.42%         3.41%(d)         12.84%         3.41%(d)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense
   reductions                                                    .53%          .00%(d)           .24%          .00%(d)

   Expenses, excluding waiver and expense
   reductions                                                   2.29%          .16%(d)          2.00%          .16%(d)

   Net investment income                                        5.69%         1.67%(d)          6.06%         1.67%(d)

                                                                          8/31/2000(a)                    8/31/2000(a)
                                                            YEAR ENDED         TO            YEAR ENDED        TO
 SUPPLEMENTAL DATA FOR ALL CLASSES:                         11/30/2001     11/30/2000        11/30/2001    11/30/2000
----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                              $846            $1                $2             $1
   Portfolio turnover rate                                    641.36%       595.00%           641.36%        595.00%
----------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
                                      23

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND

                                                                         YEAR ENDED 11/30               12/10/1997(e)
                                                                  -------------------------------             TO
                                                                  2001          2000         1999        11/30/1998
 PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
 NET ASSET VALUE, BEGINNING OF PERIOD                            $10.90         $10.54       $10.97         $10.00
                                                               ========       ========     ========       ========
 Investment operations

   Net investment income                                            .66(b)         .71(b)       .69            .62

   Net realized and unrealized gain (loss)                          .61            .29         (.59)           .35
                                                               --------       --------     --------       --------
      Total from investment operations                             1.27           1.00          .10            .97
                                                               --------       --------     --------       --------
 Distributions to shareholders from:

   Net investment income                                          (1.37)          (.64)        (.41)         --

   Net realized gains                                             --             --            (.12)         --
                                                               --------       --------     --------       --------
      Total distributions                                         (1.37)         (0.64)        (.53)         --
                                                               --------       --------     --------       --------
 NET ASSET VALUE, END OF PERIOD                                  $10.80         $10.90       $10.54         $10.97
                                                               ========       ========     ========       ========
 Total Return(c)                                                  12.65%         10.06%        1.08%          9.70%(d)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense
   reductions                                                       .00%           .00%         .00%           .00%(d)

   Expenses, excluding waiver and expense
   reductions                                                      1.76%           .67%         .63%           .75%(d)

   Net investment income                                           6.22%          6.88%        6.62%          5.98%(d)

                                                                            YEAR ENDED 11/30             12/10/1997(e)
                                                                   --------------------------------            TO
 SUPPLEMENTAL DATA:                                                2001           2000         1999        11/30/1998
----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                $6,409         $6,557       $8,713         $4,694
   Portfolio turnover rate                                        641.36%        595.00%      412.77%        411.03%
----------------------------------------------------------------------------------------------------------------------

 (a) Commencement of offering of class shares.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Commencement of investment operations.

                       See Notes to Financial Statements.
                                      24

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND

                                                                 CLASS A SHARES                  CLASS B SHARES
                                                           ----------------------------------------------------------
                                                                         8/31/2000(a)                    8/31/2000(a)
                                                           YEAR ENDED         TO           YEAR ENDED         TO
                                                           11/30/2001     11/30/2000       11/30/2001     11/30/2000
 PER SHARE OPERATING PERFORMANCE
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.43        $10.12            $10.44        $10.12
                                                            ========      ========          ========      ========
 Investment operations

   Net investment income                                         .58(b)        .17(b)            .54(b)        .17(b)

   Net realized and unrealized gain                              .66           .14               .71           .15
                                                            --------      --------          --------      --------
      Total from investment operations                          1.24           .31              1.25           .32
                                                            --------      --------          --------      --------
 Distributions to shareholders from net
   investment income                                           (1.20)        --                (1.20)        --
                                                            --------      --------          --------      --------
 NET ASSET VALUE, END OF PERIOD                               $10.47        $10.43            $10.49        $10.44
                                                            ========      ========          ========      ========
 Total Return(c)                                               12.79%         3.06%(d)         12.82%         3.16%(d)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense
   reductions                                                    .14%          .00%(d)           .48%          .00%(d)

   Expenses, excluding waiver and expense
   reductions                                                   1.11%          .42%(d)          1.45%          .42%(d)

   Net investment income                                        5.62%         1.68%(d)          5.29%         1.68%(d)

                                                                          8/31/2000(a)                    8/31/2000(a)
                                                            YEAR ENDED         TO           YEAR ENDED         TO
 SUPPLEMENTAL DATA FOR ALL CLASSES:                         11/30/2001     11/30/2000       11/30/2001     11/30/2000
-----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                           $14,068          $161            $9,093             $1
   Portfolio turnover rate                                    720.60%       562.50%           720.60%        562.50%
-----------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
                                      25

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND

                                                                CLASS C SHARES                  CLASS P SHARES
                                                           ----------------------------------------------------------
                                                                         8/31/2000(a)                    8/31/2000(a)
                                                           YEAR ENDED         TO            YEAR ENDED        TO
                                                           11/30/2001     11/30/2000        11/30/2001    11/30/2000
 PER SHARE OPERATING PERFORMANCE
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.44        $10.12            $10.43        $10.12
                                                            ========      ========          ========      ========
 Investment operations

   Net investment income                                         .54(b)        .17(b)            .57(b)        .17(b)

   Net realized and unrealized gain                              .69           .15               .69           .14
                                                            --------      --------          --------      --------
      Total from investment operations                          1.23           .32              1.26           .31
                                                            --------      --------          --------      --------
 Distributions to shareholders from net
   investment income                                           (1.19)        --                (1.21)        --
                                                            --------      --------          --------      --------
 NET ASSET VALUE, END OF PERIOD                               $10.48        $10.44            $10.48        $10.43
                                                            ========      ========          ========      ========
 Total Return(c)                                               12.67%         3.16%(d)         12.93%         3.06%(d)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense
   reductions                                                    .55%          .00%(d)           .24%          .00%(d)

   Expenses, excluding waiver and expense
   reductions                                                   1.52%          .42%(d)          1.21%          .42%(d)

   Net investment income                                        5.22%         1.68%(d)          5.57%         1.68%(d)

                                                                          8/31/2000(a)                     8/31/2000(a)
                                                            YEAR ENDED         TO            YEAR ENDED         TO
 SUPPLEMENTAL DATA FOR ALL CLASSES:                         11/30/2001     11/30/2000        11/30/2001     11/30/2000
-----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                            $5,526             $1                $1              $1
   Portfolio turnover rate                                    720.60%        562.50%           720.60%         562.50%
-----------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
                                      26

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND

                                                                                YEAR ENDED 11/30        12/14/1998(e)
                                                                            -----------------------           TO
                                                                              2001            2000        11/30/1999
 PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
 NET ASSET VALUE, BEGINNING OF PERIOD                                        $10.43          $10.13         $10.00
                                                                           ========        ========       ========
 Investment operations

   Net investment income                                                        .59(b)          .69(b)         .62

   Net realized and unrealized gain (loss)                                      .66             .27           (.49)
                                                                           --------        --------       --------
      Total from investment operations                                         1.25             .96            .13
                                                                           --------        --------       --------
 Distributions to shareholders from net investment income                     (1.21)           (.66)         --
                                                                           --------        --------       --------
 NET ASSET VALUE, END OF PERIOD                                              $10.47          $10.43         $10.13
                                                                           ========        ========       ========
 Total Return(c)                                                              12.82%          10.14%          1.30%(d)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense reductions                            .00%            .00%           .00%(d)

   Expenses, excluding waiver and expense reductions                            .97%           1.20%           .89%(d)

   Net investment income                                                       5.76%           6.96%          6.23%(d)

                                                                            YEAR ENDED 11/30         12/14/1998(e)
                                                                         -----------------------          TO
 SUPPLEMENTAL DATA FOR ALL CLASSES:                                       2001            2000         11/30/1999
-------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                       $12,988          $2,231          $2,103
   Portfolio turnover rate                                                720.60%         562.50%         415.82%
-------------------------------------------------------------------------------------------------------------------

 (a) Commencement of offering class shares.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Commencement of investment operations.

                       See Notes to Financial Statements.
                                      27

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION
Lord Abbett Investment Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust on August 16, 1993. The Trust currently consists of six portfolios ("Funds"). This report covers the following two Funds: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (formerly, Lord Abbett Strategic Core Fixed Income Series). Each Fund is diversified as defined under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES
(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.
(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.
(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Net investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.
(d) FEDERAL TAXES-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.
(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Funds within the Trust on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of class net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(g) REVERSE REPURCHASE AGREEMENTS-Core Fixed Income Fund and Total Return Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a U.S. government security to a securities dealer or bank for cash and agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains cash equal to at least 100% of the market value of the securities sold.

The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the year ended November 30, 2001, are as follows:

                                           AVERAGE             WEIGHTED AVERAGE
                                     DAILY BALANCE                INTEREST RATE
--------------------------------------------------------------------------------
Core Fixed Income Fund                   $ 13,912                       2.60%
Total Return Fund                          33,219                       1.39%

The maximum balance of reverse repurchase agreements outstanding during the year was $231,641 which was 2.41% of net assets of Core Fixed Income Fund and $740,629 which was 3.44% of net assets of Total Return Fund.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES
The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or assume certain other expenses of any Fund.

For the year ended November 30, 2001, Lord Abbett voluntarily waived its management fees and assumed other expenses for Core Fixed Income Fund and Total Return Fund as follows:

                           VOLUNTARY MANAGEMENT
                                     FEE WAIVER               OTHER EXPENSES
------------------------------------------------------------------------------
Core Fixed Income Fund               .50%                        1.25%
Total Return Fund                    .50%                         .46%

12b-1 PLANS
The Trust has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE              CLASS A                CLASS B          CLASS C                CLASS P
----------------------------------------------------------------------------------------
Service           .25%                   .25%         up to .25%(3)                .20%
Distribution      .10%(1)(2)             .75%(2)      up to .75%(2)(3)             .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) Distributor is currently waiving it's distribution fees of .10%, .25% and .10%, respectively for Class A, Class B and Class C.

(3) Paid at the time such shares are sold, and generally amortized over a one-year period.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Trust after concessions were paid to authorized dealers for the year ended November 30, 2001.

                                      DISTRIBUTOR                 DEALER
                                      COMMISSIONS            CONCESSIONS
------------------------------------------------------------------------------
Core Fixed Income Fund                    $ 4,745               $ 33,158
Total Return Fund                          46,512                233,291

A portion of the outstanding capital shares of Core Fixed Income Fund and Total Return Fund are held by Lord Abbett and partners and employees of Lord Abbett. Certain of the Trust's officers and Trustees have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS
Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Permanent items identified during the year ended November 30, 2001, have been reclassified among the components of net assets based on their tax basis as follows:


                                                                           ACCUMULATED
                                                  DISTRIBUTIONS           NET REALIZED
                                               IN EXCESS OF NET                GAIN ON
                                                     INVESTMENT            INVESTMENTS        PAID-IN CAPITAL
                                                INCOME INCREASE               INCREASE              INCREASE
                                                     (DECREASE)             (DECREASE)             (DECREASE)
---------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund                                 $(10,393)               $10,393                      --
Total Return Fund                                        16,712                (16,638)                   (74)

5. PORTFOLIO SECURITIES TRANSACTIONS
Purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 2001 are as follows:

                                       PURCHASES                  SALES
------------------------------------------------------------------------------
Core Fixed Income Fund              $ 77,363,605           $ 74,047,112
Total Return Fund                    168,204,466            127,769,707

As of November 30, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:

                                                            GROSS                 GROSS                   NET
                                                       UNREALIZED            UNREALIZED            UNREALIZED
                                   TAX COST          APPRECIATION          DEPRECIATION          APPRECIATION

Core Fixed Income Fund          $15,614,914            $240,628             $(103,712)               $136,916
Total Return Fund                48,955,553             420,779              (193,498)                227,281

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales and cumulative Collaterized Mortgage Obligations adjustments and cumulative amortization of premium.

6. TRUSTEES' REMUNERATION
The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Funds and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' expense on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Trustees.

7. EXPENSE REDUCTION
The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's custody expense.

8. SUMMARY OF CAPITAL TRANSACTIONS
The Trust has an unlimited number of shares of $0.001 par value capital stock of beneficial interest authorized.

CORE FIXED INCOME FUND
------------------------------------------------------------------------------

                                                  YEAR ENDED                  PERIOD ENDED
                                           NOVEMBER 30, 2001            NOVEMBER 30, 2000*
-------------------------------------------------------------------------------------------
CLASS A                                  SHARES       AMOUNT            SHARES      AMOUNT
-------------------------------------------------------------------------------------------
SHARES SOLD                             517,819   $ 5,512,485         257,946   $ 2,723,904
REINVESTMENT OF DISTRIBUTIONS            36,614       385,393              --            --
SHARES REACQUIRED                     (336,873)   (3,565,128)             (1)           (9)
-------------------------------------------------------------------------------------------
Increase                                217,560   $ 2,332,750         257,945   $ 2,723,895
-------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------
SHARES SOLD                             161,830   $ 1,748,139         106.447        $1,125
REINVESTMENT OF DISTRIBUTIONS               769         8,358               -             -
SHARES REACQUIRED                       (10,876)     (117,585)             --            --
-------------------------------------------------------------------------------------------
INCREASE                                151,723   $ 1,638,912         106.447        $1,125
-------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------
SHARES SOLD                              82,651   $   889,620         106.447        $1,125
REINVESTMENT OF DISTRIBUTIONS               288         3,121               -             -
SHARES REACQUIRED                       (4,649)      (50,311)              --            --
-------------------------------------------------------------------------------------------
INCREASE                                 78,290   $   842,430         106.447        $1,125
-------------------------------------------------------------------------------------------
CLASS P
-------------------------------------------------------------------------------------------
SHARES SOLD                                  47   $       512         106.447        $1,125
REINVESTMENT OF DISTRIBUTIONS                14           147               -             -
-------------------------------------------------------------------------------------------
INCREASE                                     61   $       659         106.447        $1,125
-------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED
CLASS Y                                                                   NOVEMBER 30, 2000
-------------------------------------------------------------------------------------------
SHARES SOLD                               2,038   $    21,545          14,895   $   149,997
REINVESTMENT OF DISTRIBUTIONS            78,249       821,231          53,897       530,891
SHARES REACQUIRED                       (88,235)     (937,620)       (293,771)   (3,076,780)
DECREASE                                 (7,948)  $   (94,844)       (224,979)  $(2,395,892)


TOTAL RETURN FUND
-------------------------------------------------------------------------------------------

                                                   YEAR ENDED                  PERIOD ENDED
                                            NOVEMBER 30, 2001            NOVEMBER 30, 2000*
-------------------------------------------------------------------------------------------
CLASS A                                   SHARES       AMOUNT            SHARES      AMOUNT
-------------------------------------------------------------------------------------------
SHARES SOLD                           1,655,198   $17,273,076          15,412   $   156,337
REINVESTMENT OF DISTRIBUTIONS            11,277       117,742               -             -
SHARES REACQUIRED                      (338,333)   (3,514,500)             --            --
-------------------------------------------------------------------------------------------
INCREASE                              1,328,142   $13,876,318          15,412   $   156,337
-------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------
SHARES SOLD                             889,948   $ 9,323,727         110.972   $     1,125
REINVESTMENT OF DISTRIBUTIONS             3,359        35,374               -             -
SHARES REACQUIRED                       (26,382)     (276,772)             --            --
-------------------------------------------------------------------------------------------
INCREASE                                866,925   $ 9,082,329         110.972   $     1,125
-------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------
SHARES SOLD                             541,976   $ 5,682,589         110.972   $     1,125
REINVESTMENT OF DISTRIBUTIONS             2,303        24,217               -             -
SHARES REACQUIRED                       (17,130)     (178,821)             --            --
INCREASE                                527,149   $ 5,527,985         110.972   $     1,125
-------------------------------------------------------------------------------------------
CLASS P
-------------------------------------------------------------------------------------------
SHARES SOLD                                   -             -         110.972   $     1,125
REINVESTMENT OF DISTRIBUTIONS            13.000   $       131               -             -
-------------------------------------------------------------------------------------------
INCREASE                                 13.000   $       131         110.972   $     1,125
-------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED
CLASS Y                                                                   NOVEMBER 30, 2000
-------------------------------------------------------------------------------------------
SHARES SOLD                           1,664,441   $17,000,047              --   $        --
REINVESTMENT OF DISTRIBUTIONS            83,966       863,880          14,466       136,416
SHARES REACQUIRED                      (722,123)   (7,600,000)         (8,018)      (81,217)
-------------------------------------------------------------------------------------------
INCREASE                              1,026,284   $10,263,927           6,448   $    55,199
-------------------------------------------------------------------------------------------

*For the period August 31, 2000 to November 30, 2000.

9. BASIC INFORMATION ABOUT FUND TRUSTEES (UNAUDITED)
The Trust's Board of Trustees is responsible for the management of the business and affairs of the Trust.

The following Trustee is the managing partner of Lord, Abbett & Co. ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302-3973. He has been associated with Lord Abbett for over five years and is also an officer, director, or trustee of the fourteen Lord Abbett-sponsored funds consisting of 42 portfolios or series.

*ROBERT S. DOW, Chairman and President since 1996
Date of Birth: 3/8/1945
*Mr. Dow is an "interested person" as defined in the Act.

The following outside Trustees are also directors or trustees of the fourteen other Lord Abbett-sponsored funds referred to above.

E. THAYER BIGELOW, Trustee since 1994
Bigelow Media, LLC
717 Fifth Avenue, 26th Floor
New York, New York
Date of Birth: 8/22/1941

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. 1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997). Currently serves as a director of Crane Co. and Huttig Building Products Inc.

WILLIAM H.T. BUSH, Trustee since 1998
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri
Date of Birth: 7/14/1938

Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986). Currently serves as director of Rightchoice Managed Care, Inc., Mississippi Valley Bancorp, DT Industries Inc., and Engineered Support Systems, Inc.

ROBERT B. CALHOUN, JR., Trustee since 1998
Monitor Clipper Partners
Two Canal Park
Cambridge, Massachusetts
Date of Birth: 10/25/1942

Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp., both private equity investment funds (since
1990). Currently serves as director of Avondale, Inc., Avondale Mills, Inc., IGI/Earth Color, Inc., and Interstate Bakeries Corp..

STEWART S. DIXON, Trustee since 1976
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive, Suite 2800
Chicago, Illinois
Date of Birth: 11/5/1930

Partner in the law firm of Wildman, Harrold, Allen & Dixon (since 1967).

FRANKLIN W. HOBBS, Trustee since 2000
Houlihan Lokey Howard & Zukin
685 Third Avenue
New York, New York
Date of Birth: 7/30/1947

Chief Executive Officer of Houlihan Lokey Howard & Zukin (since 2002). Chairman of Warburg Dillon Read (1999 - 2000); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

C. ALAN MACDONALD, Trustee since 1998
415 Round Hill Road
Greenwich, Connecticut
Date of Birth: 5/19/1933

Retired - Special Projects Consulting (since 1992). Formerly officer of Stouffers/Nestle (1955 - 1991) Chief Executive Officer & President of Nestle Foods (1983 - 1991). Currently serves as director of Fountainhead Water Company, Careside, Inc., Lincoln Snacks, J.B. Williams Co., Inc. and Seix Fund, Inc. Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Fund's Chairman and President and Managing General Partner of Lord Abbett.

THOMAS J. NEFF, Trustee since 1982
Spencer Stuart, U.S.
277 Park Avenue
New York, New York
Date of Birth: 10/2/1937

Chairman of Spencer Stuart U.S., an executive search consulting firm (since
1976). Currently serves as director of Ace, Ltd. and Exult, Inc.

Please call 1-888-522-2388 for Statement of Additional Information (SAI) about more information on the Fund's Trustees that is available free upon request.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
LORD ABBETT INVESTMENT TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust - Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund (formerly Lord Abbett Strategic Core Fixed Income Series) (the "Funds") as of November 30, 2001, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust - Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund (formerly Lord Abbett Strategic Core Fixed Income Series), as of November 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Touche LLP


NEW YORK, NEW YORK
JANUARY 24, 2002

LORD ABBETT [LOGO]


  This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund
                                  Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973

                          Lord Abbett Investment Trust
                             Core Fixed Income Fund
                               Total Return Fund

LACORE-2-1101
        (1/02)